UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-4757
Legg Mason Partners Sector Series, Inc.
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS SECTOR
SERIES, INC.
LEGG MASON PARTNERS TECHNOLOGY FUND
FORM N-Q
JANUARY 31, 2007

LEGG MASON PARTNERS TECHNOLOGY FUND

Schedule of Investments (unaudited)	January 31, 2007

Shares	Security	Value

COMMON STOCKS — 99.3%
Chemicals — 3.3%
14,300	Nitto Denko Corp.	$698,282
16,800	Shin-Etsu Chemical Co., Ltd.	1,088,259

	Total Chemicals	1,786,541

Communications Equipment — 13.3%
16,800	Avaya Inc. *	215,544
92,474	Cisco Systems Inc. *	2,458,884
17,800	Harris Corp.	904,596
35,070	Motorola Inc.	696,139
40,800	Nokia Oyj	890,473
38,735	Nokia Oyj, ADR	856,043
14,168	QUALCOMM Inc.	533,567
130,000	Telefonaktiebolaget LM Ericsson, Class B Shares	513,060

	Total Communications Equipment	7,068,306

Computers & Peripherals — 18.7%
8,425	Apple Computer Inc. *	722,275
82,550	Brocade Communications Systems Inc. *	708,279
8,592	Dell Inc. *	208,356
64,765	Hewlett-Packard Co.	2,803,029
32,350	International Business Machines Corp.	3,207,503
12,100	Lexmark International Inc., Class A Shares *	762,663
4,400	NCR Corp. *	208,516
13,200	QLogic Corp. *	241,560
19,000	Toshiba Corp.	120,879
49,848	Western Digital Corp. *	977,021

	Total Computers & Peripherals	9,960,081

Electronic Equipment & Instruments — 11.3%
17,700	Agilent Technologies Inc. *	566,400
12,375	Arrow Electronics Inc. *	436,219
10,500	Avnet Inc. *	326,025
10,200	Ibiden Co., Ltd.	504,817
30,136	Ingram Micro Inc., Class A Shares *	587,953
19,650	Jabil Circuit Inc.	471,404
67,250	Solectron Corp. *	218,563
9,900	TDK Corp.	829,431
6,900	Tech Data Corp. *	256,266
48,450	Vishay Intertechnology Inc. *	636,633
76,000	Yaskawa Electric Corp.	873,469
20,400	Yokogawa Electric Corp.	331,544

	Total Electronic Equipment & Instruments	6,038,724

Household Durables — 1.6%
15,910	Koninklijke Philips Electronics NV	617,133
5,100	TomTom NV *	212,475

	Total Household Durables	829,608

Industrial Conglomerates — 3.2%
15,370	Siemens AG	1,688,464

Internet Software & Services — 3.6%
3,800	Google Inc., Class A Shares *	1,904,940

IT Services — 6.8%
12,700	Accenture Ltd., Class A Shares	479,425
14,300	Automatic Data Processing Inc.	682,396
13,900	Capgemini SA	879,941
16,500	CGI Group Inc., Class A Shares *	128,026
1,875	Cognizant Technology Solutions Corp., Class A Shares *	159,919
24,700	Convergys Corp. *	643,188
See Notes to Schedule of Investments.

LEGG MASON PARTNERS TECHNOLOGY FUND

Schedule of Investments (unaudited) (Continued)	January 31, 2007

Shares	Security	Value

IT Services — 6.8% (continued)
25,016	Electronic Data Systems Corp.	$658,171

	Total IT Services	3,631,066

Leisure Equipment & Products — 1.4%
29,600	AGFA Gevaert NV	762,230

Machinery — 0.7%
4,150	NKT Holding A/S	363,911

Office Electronics — 4.8%
23,000	Brother Industries Ltd.	319,070
5,100	Canon Inc.	267,578
46,000	Ricoh Co., Ltd.	999,587
58,100	Xerox Corp. *	999,320

	Total Office Electronics	2,585,555

Semiconductors & Semiconductor Equipment — 11.1%
95,125	Atmel Corp. *	568,848
17,600	Fairchild Semiconductor International Inc. *	313,456
27,750	Infineon Technologies AG *	395,712
42,500	Integrated Device Technology Inc. *	643,025
80,467	Intel Corp.	1,686,588
58,600	LSI Logic Corp. *	550,840
60,400	Micron Technology Inc. *	782,180
5,800	Novellus Systems Inc. *	178,814
19,200	Sumco Corp.	691,663
3,400	Texas Instruments Inc.	106,046

	Total Semiconductors & Semiconductor Equipment	5,917,172

Software — 19.5%
7,418	Amdocs Ltd. *	257,256
18,500	BEA Systems Inc. *	228,105
29,100	BMC Software Inc. *	1,000,749
28,954	Check Point Software Technologies Ltd. *	690,842
76,450	Compuware Corp. *	685,757
14,560	Hyperion Solutions Corp. *	614,723
14,100	McAfee Inc. *	412,566
135,984	Microsoft Corp.	4,196,466
67,631	Oracle Corp. *	1,160,548
3,800	SAP AG	174,912
26,850	Sybase Inc. *	695,147
28,600	TIBCO Software Inc. *	265,408

	Total Software	10,382,479

	TOTAL COMMON STOCKS
	(Cost — $48,419,842)	52,919,077

Warrant

WARRANT — 0.0%
1,620	Lucent Technologies Inc., Expires 12/10/07*
	(Cost — $0)	308

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $48,419,842)	52,919,385

Face
Amount

SHORT-TERM INVESTMENT — 0.3%
Repurchase Agreement — 0.3%
$152,000	State Street Bank & Trust Co. dated 1/31/07, 4.770% due 2/1/07; Proceeds at maturity — $152,020; (Fully collateralized by U.S. Treasury Bond, 6.625% due 2/15/27; Market value — $159,250) (Cost — $152,000)	152,000

	TOTAL INVESTMENTS — 99.6% (Cost — $48,571,842#)	53,071,385
See Notes to Schedule of Investments.

LEGG MASON PARTNERS TECHNOLOGY FUND

Schedule of Investments (unaudited) (Continued)	January 31, 2007

Shares	Security	Value

	Other Assets in Excess of Liabilities — 0.4%	207,526

	TOTAL NET ASSETS — 100.0%	$53,278,911

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR – American Depositary Receipt

Summary of Investments by Country** (unaudited)

United States	70.5%
Japan	12.7
Germany	4.3
Finland	3.3
France	1.7
Netherlands	1.5
Belgium	1.4
Israel	1.3
Sweden	1.0
Bermuda	0.9
Denmark	0.7
United Kingdom	0.5
Canada	0.2

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2007 and are subject to change.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Technology Fund (the “Fund”) is a separate non-diversified investment fund of Legg Mason Partners Sector Series, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Concentration Risk. The Fund normally invests at least 80% of its assets in technology related investments. As a result of this concentration policy, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.
(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,056,988
Gross unrealized depreciation	(1,557,445)

Net unrealized appreciation	$4,499,543

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Sector Series, Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer
Date: March 30, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer
Date: March 30, 2007

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak Chief Financial Officer
Date: March 30, 2007